ROU Assets and Operating Lease Liabilities	12 Months Ended
Sep. 30, 2025
Rou Assets And Operating Lease Liabilities
ROU Assets and Operating Lease Liabilities

7. ROU Assets and Operating Lease Liabilities

As of September 30, 2025 and 2024, the Company subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Macau Square, Macau	1 year and 10 months from January 1, 2023 to October 31, 2024
Office at Macau Square, Macau	2 years from November 1, 2024 to October 31, 2026

(a)	Amounts recognized in the consolidated balance sheet:

	As of September 30,
	2025	2024

ROU assets	$69,284	$6,720

Operating lease liabilities
Current	67,537	6,890
Non-current	5,708	-
	$73,245	$6,890

Weighted average remaining lease terms (in years)	1.08	0.08

(b)	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of September 30, 2025:

For the year ended September 30, 2026	$74,210

Total future lease payments	$74,210
Less: imputed interest	(965)

Present value of lease obligations	$73,245

The discount rate used to determine the operating lease liabilities as of September 30, 2025 and 2024 was 2.63% and 2.88%, respectively.

Zenta Group Company Limited

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024